THE WORLD FUNDS, INC.

                                  Newby Fund
                                 (the "Fund")

                       Supplement dated October 2, 2001
                                    to the
                      Prospectus dated December 12, 2000


1. On October 2, 2001, xGENx, LLC (the "Sub-Adviser"), resigned as sub-adviser to the Fund. The information concerning the Sub-Adviser, currently found on page 8 in the Prospectus under the section entitled "MANAGEMENT ORGANIZATION AND CAPITAL STRUCTURE" "Investment Adviser," is deleted in its entirety. Commonwealth Capital Management, LLC (the "Adviser") continues to serve as the Fund's investment adviser.

2. The following disclosure is being added to the section entitled "MANAGEMENT ORGANIZATION AND CAPITAL STRUCTURE" "Investment Adviser" currently found on page 8:

Effective October 2, 2001, Stephen Goddard serves as the portfolio manager of the Fund. Mr. Goddard is an employee of the Adviser and its affiliates . Mr. Goddard has also served as the portfolio manager of The New Market Fund, another series of the Company, since its inception on October 1, 1998. Mr. Goddard has fourteen years experience in senior portfolio management, security analysis and finance.



                      PLEASE RETURN FOR FUTURE REFERENCE




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                             THE WORLD FUNDS, INC.

                                  Newby Fund
                                 (the "Fund")

                       Supplement dated October 2, 2001
                                    to the
          Statement of Additional Information dated December 12, 2000


1. On October 2, 2001, xGENx, LLC (the "Sub-Adviser"), resigned as sub-adviser to the Fund. The information concerning the Sub-Adviser, currently found on page 14 in the SAI under the section entitled "INVESTMENT ADVISER AND ADVISORY AGREEMENT," is deleted in its entirety. Commonwealth Capital Management, LLC (the "Adviser") continues to serve as the Fund's investment adviser.






                      PLEASE RETURN FOR FUTURE REFERENCE